Other receivables, deposits and prepayments	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables, deposits and prepayments

5. Other receivables, deposits and prepayments

Included in the FY2022 total of other receivables, deposits and prepayments is an amount of $2,374,700 paid to Bitmain Technologies Limited for an irrevocable order of 1,140 units of supercomputing servers which were delivered in 2023 and capitalized as part of the equipment in Note 4 above. The prepayment account for 2023 is 397,000, which is the prepayment for the last fleet of machines signed with Bitmain. The deposit of $375,000 is a deposit for electricity with the La Follette Utilities.